04.30 Reorg Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-01 | Fidelity® Mid-Cap Stock Fund
Fund Summary Fund/Class: Fidelity® Mid-Cap Stock Fund/Fidelity® Mid-Cap Stock Fund
Investment Objective
The fund seeks long-term growth of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Retail Class
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Retail Class
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	0.73%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Mid-Cap Stock Fund}	04.30 Reorg Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-01 Fidelity® Mid-Cap Stock Fund Fidelity Mid-Cap Stock Fund-Retail Class USD ($)
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).
  Potentially investing in companies with smaller or larger market capitalizations.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
  Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	25.99%	September 30, 2009
Lowest Quarter Return	-26.57%	December 31, 2008
Year-to-Date Return	11.24%	September 30, 2016

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® Mid-Cap Stock Fund} - 04.30 Reorg Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-01 - Fidelity® Mid-Cap Stock Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Mid-Cap Stock Fund-Retail Class | Return Before Taxes	(3.08%)	10.11%	7.28%
Fidelity Mid-Cap Stock Fund-Retail Class | After Taxes on Distributions	(5.92%)	8.42%	6.20%
Fidelity Mid-Cap Stock Fund-Retail Class | After Taxes on Distributions and Sales	0.79%	8.02%	5.89%
S&P MidCap 400® Index(reflects no deduction for fees, expenses, or taxes)	(2.18%)	10.68%	8.18%